Earnings Per Share - Common Stock (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic EPS:
Net income attributable to TSYS common shareholders	$ 319,638	$ 364,044	$ 322,872
Basic EPS (a)/(b)	$ 1.74	$ 1.98	$ 1.73
Diluted EPS:
Net income attributable to TSYS common shareholders	$ 319,638	$ 364,044	$ 322,872
Diluted EPS (c)/(d)	$ 1.73	$ 1.97	$ 1.72
Common Stock
Basic EPS:
Net income attributable to TSYS common shareholders	$ 319,638	$ 364,044	$ 322,872
Add income allocated to nonvested awards1	1,557
Less income allocated to nonvested awards	(1,557)	(3,164)	(3,308)
Net income allocated to common stock for EPS calculation (a)	$ 318,081	$ 360,880	$ 319,564
Average common shares outstanding (b)	182,744	182,465	184,297
Basic EPS (a)/(b)	$ 1.74	$ 1.98	$ 1.73
Diluted EPS:
Net income attributable to TSYS common shareholders	$ 319,638	$ 364,044	$ 322,872
Less income allocated to nonvested awards	(1,557)	(3,148)	(3,288)
Add income allocated to nonvested awards1	1,557
Net income allocated to common stock for EPS calculation (c)	$ 319,638	$ 360,896	$ 319,584
Average common shares outstanding	182,744	182,465	184,297
Increase due to assumed issuance of shares related to common equivalent shares outstanding	813	1,157	1,459
Average nonvested awards	891
Average common and common equivalent shares outstanding (d)	184,448	183,622	185,756
Diluted EPS (c)/(d)	$ 1.73	$ 1.97	$ 1.72
Participating Securities
Basic EPS:
Less income allocated to nonvested awards	$ 1,557	$ 3,164	$ 3,308
Basic EPS (a)/(b)	$ 1.71	$ 1.96	$ 1.72
Diluted EPS:
Less income allocated to nonvested awards	$ 1,552	$ 3,148	$ 3,288
Average common and common equivalent shares outstanding (d)	911	1,617	1,925
Diluted EPS (c)/(d)	$ 1.70	$ 1.95	$ 1.71